UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  12/31/01

Check here if Amendment [X ]; Amendment Number:  01
  This Amendment (Check only one):	[X] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       January 28, 2004

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  $142465



List of Other Included Managers:

NONE


FORM 13F INFORMATION TABLE
                                   Title                VALUE    SHRS or    SH/ PUT/  Inv  Other Voting Authority
NAME OF ISSUER                     of     CUSIP         (x$1000) PRN AMT    PRN CALL  Disc Mgrs   SOLE  Shared None
                                   Class
AMR Corp                           com    001765106             1        50  SH       Sole            50
Alliance Capital Mgmt. Ltd.        com    018548107           348      7200  SH       Sole          7200
Allstate Corp                      com    020002101           340     10077  SH       Sole         10077
America Online Inc Del Com         com    02364J104            58      1800  SH       Sole          1800
Amerisource Health                 com    03071P102         7,536    118585  SH       Sole        118585
Apple Computer                     com    03783310              9       400  SH       Sole           400
Bell South                         com    79860102          3,510     92000  SH       Sole         92000
Block H&R Inc.                     com    093671105        11,320    253245  SH       Sole        253245
Bridgehampton National Bank        com    N/A               1,115     61572  SH       Sole         61572
Bristol Myers                      com    110122108            26       503  SH       Sole           503
CMS Energy Corp Com                com    125896100           120      5000  SH       Sole          5000
CVS Corporation Delaware           com    126650100         3,040    102700  SH       Sole        102700
Cardinal Health Inc                com    14149Y108         7,750    119850  SH       Sole        119850
Circuit City Store Inc             com    172737306         2,147     94400  SH       Sole         94400
Citigroup Inc                      com    172967101         5,905    116983  SH       Sole        116983
Colgate Palmolive Co.              com    194162103             9       150  SH       Sole           150
Digital Recorders                  com    253869101             7      3000  SH       Sole          3000
Exxon Mobil Corp Com               com    302290101            77      1962  SH       Sole          1962
Federal National Mortgage          com    31358610             28       350  SH       Sole           350
Gannett Inc.                       com    364730101         7,980    118700  SH       Sole        118700
General Electric                   com    369604103         5,773    144032  SH       Sole        144032
Halliburton Co.                    com    406216101           105      8000  SH       Sole          8000
Health Care Reit Inc.              com    42217K106            17       700  SH       Sole           700
Highwoods Properties               com    431284108           280     10800  SH       Sole         10800
Home Depot Inc.                    com    437076102         6,415    125750  SH       Sole        125750
Illinois Tool Wks Inc.             com    452308109         7,533    111240  SH       Sole        111240
Intel Corp.                        com    458140100           362     11505  SH       Sole         11505
Johnson & Johnson                  com    478160104         7,332    124062  SH       Sole        124062
KeyCorp                            com    493267108            63      2596  SH       Sole          2596
Knight Ridder, Inc                 com    499040103         6,298     97000  SH       Sole         97000
McCormick & Co Inc Com Non         com    57978020              1        12  SH       Sole            12
Merck & Co.                        com    589331107            29       500  SH       Sole           500
Merrill Lynch & Co Inc             com    590188108            10       200  SH       Sole           200
Microsoft Corp                     com    594918104            99      1491  SH       Sole          1491
Morgan Stanley, Dean Witter        com    617446448         1,131     20225  SH       Sole         20225
Pepsico, Inc.                      com    713448108            10       200  SH       Sole           200
Pfizer Inc.                        com    717081103         7,538    189155  SH       Sole        189155
Rite Aid Corp                      com    767754104             6      1250  SH       Sole          1250
Sabre Hldgs Corp                   com    785905100             2        36  SH       Sole            36
Sealed Air Corp.                   com    81211K100         6,464    158349  SH       Sole        158349
Sears Roebuck & Co.                com    812387108            95      2000  SH       Sole          2000
Spdr Tr Unit Ser 1                 com    78462F103           949      8300  SH       Sole          8300
Staples Inc                        com    855030102         8,125    434500  SH       Sole        434500
Target Corp                        com    87612E106         9,552    232700  SH       Sole        232700
Tennant Co.                        com    880345103           134      3600  SH       Sole          3600
United Parcel Service CL B         com    911312106         5,188     95200  SH       Sole         95200
Verizon Communications             com    92343V104            14       300  SH       Sole           300
Vodafone Airtouch PLC              com    92857T107         4,303    167580  SH       Sole        167580
Wal-Mart Stores                    com    931142103         7,059    122650  SH       Sole        122650
Walgreen Co.                       com    931422109         6,138    182360  SH       Sole        182360
Winston Hotels, Inc.               com    97563A102            62      8000  SH       Sole          8000
Zimmer Holdings Inc                com    98956P102             2        79  SH       Sole            79
Sealed Air Corp New                pfd    81211K209            50      1200  SH       Sole          1200

TOTAL                                                    $142,465

